Investments in Associates and Joint Ventures - Summarized Financial Information of the Group's Principal Associates and Reconciliation to Carrying Amount (Detail) - CNY (¥) ¥ in Millions	1 Months Ended	12 Months Ended
	Aug. 31, 2016	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of associates [Line Items]
Current assets		¥ 425,162	¥ 381,665
Non-current assets		1,979,450	2,014,986
Current liabilities		576,667	499,263
Non-current liabilities		446,626	524,653
REVENUE		2,015,890	1,616,903	¥ 1,725,428
Profit for the year		36,793	29,372	42,089
Other comprehensive (loss) / income		(1,365)	9,589	(20,239)
Total comprehensive income / (loss)		¥ 35,428	¥ 38,961	21,850
Dalian West Pacific Petrochemical Co., Ltd. [member]
Disclosure of associates [Line Items]
Percentage ownership interest (%)		28.44%	28.44%
Current assets		¥ 5,326	¥ 3,597
Non-current assets		4,141	4,373
Current liabilities		12,108	8,329
Non-current liabilities		333	5,217
Net (liabilities) / assets		(2,974)	(5,576)
REVENUE		27,716	19,029	18,170
Profit for the year		2,602	1,475	(984)
Total comprehensive income / (loss)		¥ 2,602	¥ 1,475	¥ (984)
China Petroleum Finance Co., Ltd. [member]
Disclosure of associates [Line Items]
Percentage ownership interest (%)	32.00%	32.00%	32.00%	49.00%
Current assets		¥ 169,389	¥ 148,916
Non-current assets		309,481	270,507
Current liabilities		394,064	332,923
Non-current liabilities		24,977	29,998
Net (liabilities) / assets		59,829	56,502
Group's share of net assets		19,145	18,080
Goodwill		349	349
Carrying amount of interest in associates		19,494	18,429
REVENUE		8,520	8,555	¥ 10,335
Profit for the year		7,286	7,524	5,839
Other comprehensive (loss) / income		(1,395)	655	294
Total comprehensive income / (loss)		5,891	8,179	6,133
Group's share of total comprehensive income		1,885	3,628	3,005
Dividends received by the Group		¥ 815	¥ 7,203	631
CNPC Captive Insurance Co., Ltd. [member]
Disclosure of associates [Line Items]
Percentage ownership interest (%)		49.00%	49.00%
Current assets		¥ 9,386	¥ 9,192
Non-current assets		2,764	2,166
Current liabilities		6,097	5,594
Non-current liabilities		1	1
Net (liabilities) / assets		6,052	5,763
Group's share of net assets		2,965	2,824
Carrying amount of interest in associates		2,965	2,824
REVENUE		654	563	480
Profit for the year		364	302	286
Other comprehensive (loss) / income		1	2	1
Total comprehensive income / (loss)		365	304	287
Group's share of total comprehensive income		179	¥ 149	¥ 141
Dividends received by the Group		¥ 27